GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, beginning balance		$ 5,417	$ 2,014
Acquisition		1,760	3,181
Impairment of goodwill (See Note 2k.)	(2,114)	(2,114)
Foreign currency translation adjustments		(567)	222
Goodwill, ending balance	4,496	4,496	5,417	2,014
Perimeter Security Systems [Member]
Goodwill [Line Items]
Goodwill, beginning balance		1,991	2,014
Acquisition		1,760
Impairment of goodwill (See Note 2k.)
Foreign currency translation adjustments		(199)	(23)
Goodwill, ending balance	3,552	3,552	1,991
Cyber [Member]
Goodwill [Line Items]
Goodwill, beginning balance		3,426
Acquisition			3,181
Impairment of goodwill (See Note 2k.)		(2,114)
Foreign currency translation adjustments		(368)	245
Goodwill, ending balance	$ 944	$ 944	$ 3,426